Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group’s subsidiaries (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group’s subsidiaries [Line Items]
Net income	₩ 2,948,124	₩ 2,824,919	₩ 2,445,958
Total comprehensive income	2,519,010	2,415,769	2,109,334
Shinhan Financial Group (Separate)
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group’s subsidiaries [Line Items]
Operating income	1,008,868	1,739,924	1,201,949
Net income	754,727	1,470,250	893,041
Total comprehensive income	755,018	1,469,850	893,328
Shinhan Bank Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group’s subsidiaries [Line Items]
Operating income	21,240,193	16,672,337	14,656,853
Net income	1,711,233	1,940,621	1,489,988
Total comprehensive income	1,495,500	1,717,969	1,197,961
Shinhan Card Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group’s subsidiaries [Line Items]
Operating income	5,186,592	4,672,819	4,740,139
Net income	898,723	707,344	694,774
Total comprehensive income	787,956	558,438	629,164
Shinhan Investment Corp.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group’s subsidiaries [Line Items]
Operating income	5,558,862	4,549,941	4,734,162
Net income	211,919	115,440	215,454
Total comprehensive income	195,910	120,238	225,342
Shinhan Life Insurance Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group’s subsidiaries [Line Items]
Operating income	5,997,997	5,693,702	5,460,671
Net income	120,642	150,556	100,221
Total comprehensive income	46,062	109,754	115,083
Shinhan Capital Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group’s subsidiaries [Line Items]
Operating income	351,772	302,710	380,867
Net income	87,647	33,868	46,081
Total comprehensive income	88,128	34,059	52,754
Jeju Bank
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group’s subsidiaries [Line Items]
Operating income	208,661	190,191	167,479
Net income	25,143	25,160	19,397
Total comprehensive income	22,053	19,969	14,665
Shinhan Credit Information Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group’s subsidiaries [Line Items]
Operating income	32,836	24,975	27,279
Net income	340	(1,174)	723
Total comprehensive income	377	(1,047)	610
Shinhan Alternative Investment Management Inc.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group’s subsidiaries [Line Items]
Operating income	29,410	2,404	373,577
Net income	(844)	512	6,401
Total comprehensive income	(842)	844	6,602
Shinhan BNP Paribas Asset Management Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group’s subsidiaries [Line Items]
Operating income	77,474	69,834	83,718
Net income	19,705	14,302	23,653
Total comprehensive income	20,073	14,363	23,721
SHC Management Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group’s subsidiaries [Line Items]
Operating income	177	115	287
Net income	1,036	416	215
Total comprehensive income	1,036	416	215
Shinhan Data System
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group’s subsidiaries [Line Items]
Operating income	79,063	79,004	73,096
Net income	1,404	1,186	1,046
Total comprehensive income	2,482	2,617	872
Shinhan Savings Bank
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group’s subsidiaries [Line Items]
Operating income	78,516	64,229	60,927
Net income	16,800	12,505	8,017
Total comprehensive income	16,757	11,170	5,198
Shinhan AITAS Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group’s subsidiaries [Line Items]
Operating income	40,781	37,061	32,949
Net income	6,481	7,631	6,415
Total comprehensive income	6,481	7,631	6,415
Shinhan REITs Management Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group’s subsidiaries [Line Items]
Operating income	70	0	0
Net income	(752)	0	0
Total comprehensive income	₩ (752)	₩ 0	₩ 0